Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2025 Portfolio	Apr. 29, 2023
VIP Investor Freedom 2025 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(16.45%)
Past 5 years	4.06%
Past 10 years	6.72%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWFV
Average Annual Return:
Past 1 year	(16.00%)
Past 5 years	3.76%
Past 10 years	6.61%